STOCK-BASED COMPENSATION - Stock options valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected Term	5 years 7 months 2 days	5 years 8 months 1 day
Expected Volatility	38.80%	33.90%
Risk-free Interest Rate	1.70%	1.70%